BUSINESS COMBINATION - Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Dec. 03, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Warrants outstanding (in shares)	14,213,277
Warrant liabilities	$ 8,528		$ 2,650
Public And Private Placement Warrants
Business Acquisition [Line Items]
Warrant liabilities		$ 16,487
Public warrants to purchase common stock
Business Acquisition [Line Items]
Warrants outstanding (in shares)	9,199,944
Exercise price (in dollars per share)	$ 11.50
Private placement warrants to purchase common stock
Business Acquisition [Line Items]
Warrants outstanding (in shares)	5,013,333
Exercise price (in dollars per share)	$ 11.50